EMPLOYEE BENEFIT PLANS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Components of Net Periodic Benefit Cost

Net periodic benefit plan cost includes the following components:

	Pension Benefits		Other Retiree Benefits
	Three Months Ended March 31,
	2015	2014	2015	2014
	Millions of Dollars
Service Cost	$3	$2	$1	$1
Interest Cost	4	4	1	—
Expected Return on Plan Assets	(6)	(5)	—	—
Actuarial Loss Amortization	2	1	—	—

Net Periodic Benefit Cost	$3	$2	$2	$1

Net periodic benefit plan cost includes the following components:

	Pension Benefits			Other Retiree Benefits
	Year Ended December 31,
	2014	2013	2012	2014	2013	2012
Service Cost	$10	$11	$9	$4	$3	$3
Interest Cost	16	14	15	3	3	3
Expected Return on Plan Assets	(21)	(19)	(17)	(1)	(1)	—
Actuarial Loss Amortization	3	8	7	—	—	—

Net Periodic Benefit Cost	$8	$14	$14	$6	$5	$6

Schedule of Reconciliation of Changes in Fair Value of Assets and Liabilities

The following tables present a reconciliation of changes in the fair value of assets and liabilities classified as Level 3 in the fair value hierarchy:

	Three Months Ended March 31,
	2015	2014
	Millions of Dollars
Balances at December 31	$(9)	$(2)
Realized/Unrealized Gains/(Losses) Recorded to:
Net Regulatory Assets/Liabilities—Derivative Instruments	(2)	(1)
Settlements	(1)	1

Balances at March 31	$(12)	$(2)

Total Gains/(Losses) Attributable to the Change in Unrealized Gains/(Losses) Relating to Assets/(Liabilities) Still Held at the End of the Period	$(3)	$—

The following tables set forth a reconciliation of changes in the fair value of pension assets classified as Level 3 in the fair value hierarchy. There were no transfers in or out of Level 3.

	Year Ended December 31, 2014
	Private Equity	Real Estate	Total
	Millions of Dollars
Beginning Balance at January 1, 2014	$7	$14	$21
Actual Return on Plan Assets:
Assets Held at Reporting Date	1	2	3
Purchases, Sales, and Settlements	(1)	—	(1)

Ending Balance at December 31, 2014	$7	$16	$23

	Year Ended December 31, 2013
	Private Equity	Real Estate	Total
	Millions of Dollars
Beginning Balance at January 1, 2013	$6	$13	$19
Actual Return on Plan Assets:
Assets Held at Reporting Date	1	1	2

Ending Balance at December 31, 2013	$7	$14	$21

The following tables present a reconciliation of changes in the fair value of assets and liabilities classified as Level 3 in the fair value hierarchy:

	Year Ended December 31,
	2014	2013
	Millions of Dollars
Balances at Beginning of Year	$(2)	$—
Realized/Unrealized/(Losses) Recorded to:
Net Regulatory Assets/Liabilities – Derivative Instruments	(8)	(2)
Settlements	1	—

Balances at End of Year	$(9)	$(2)

Total Gains/(Losses) Attributable to the Change in Unrealized Gains/(Losses) Relating to Assets/(Liabilities) Still Held at the End of the Period	$(8)	$(1)

Schedule of Amounts Recognized in Balance Sheet

The pension and other retiree benefit related amounts (excluding tax balances) included on our balance sheet are:

	Pension Benefits		Other Retiree Benefits
	Years Ended December 31,
	2014	2013	2014	2013
	Millions of Dollars
Regulatory Pension Asset Included in Other Regulatory Assets	$117	$71	$9	$4
Accrued Benefit Liability Included in Accrued Employee Expenses	(1)	(1)	(2)	(2)
Accrued Benefit Liability Included in Pension and Other Retiree Benefits	(71)	(23)	(67)	(62)
Accumulated Other Comprehensive Loss (related to SERP)	5	2	—	—

Net Amount Recognized	$50	$49	$(60)	$(60)

Schedule of Changes in Funded Status

We measured the actuarial present values of all pension benefit obligations and other retiree benefit plans at December 31, 2014 and December 31, 2013. The table below includes all of TEP’s plans. All plans have projected benefit obligations in excess of fair value of plan assets for each period presented. The status of our pension benefit and other retiree benefit plans are summarized below:

	Pension Benefits		Other Retiree Benefits
	Years Ended December 31,
	2014	2013	2014	2013
	Millions of Dollars
Change in Projected Benefit Obligation
Benefit Obligation at Beginning of Year	$330	$357	$74	$77
Actuarial (Gain) Loss	67	(35)	5	(5)
Interest Cost	16	14	3	3
Service Cost	10	11	4	3
Benefits Paid	(16)	(17)	(5)	(4)

Projected Benefit Obligation at End of Year	407	330	81	74

Change in Plan Assets
Fair Value of Plan Assets at Beginning of Year	307	275	10	7
Actual Return on Plan Assets	35	27	1	1
Benefits Paid	(16)	(17)	(5)	(4)
Employer Contributions (1)	9	22	6	6

Fair Value of Plan Assets at End of Year	335	307	12	10

Funded Status at End of Year	$(72)	$(23)	$(69)	$(64)

(1)	In 2015, TEP expects to contribute $23 million to the pension plans.

Schedule of Net Periodic Benefit Cost Not yet Recognized

The following table provides the components of TEP’s regulatory assets and accumulated other comprehensive loss that have not been recognized as components of net periodic benefit cost as of the dates presented:

	Pension Benefits		Other Retiree Benefits
	Years Ended December 31,
	2014	2013	2014	2013
	Millions of Dollars
Net Loss	$118	$74	$11	$6
Prior Service Cost (Benefit)	4	—	(2)	(2)

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets

The accumulated benefit obligation aggregated for all pension plans is $365 million at December 31, 2014 and $297 million at December 31, 2013.

Information for Pension Plans with Accumulated Benefit Obligations in excess of Pension Plan Assets:

	December 31,
	2014	2013
	Millions of Dollars
Accumulated Benefit Obligation at End of Year	$365	$13
Fair Value of Plan Assets at End of Year	335	—

Only the SERP, which is unfunded, had accumulated benefit obligations in excess of plan assets at December 31, 2013. Due to decreases in discount rates, and changes in mortality projections which reflect a longer life expectancy, all of our plans had accumulated benefit obligations in excess of plan assets at December 31, 2014.

Schedule of Defined Benefit Plan Amounts Recognized in Other Comprehensive Income (Loss)

The changes in plan assets and benefit obligations recognized as regulatory assets or in AOCI are as follows:

	Pension Benefits
	2014		2013		2012
	Regulatory Asset	QOCI	Regulatory Asset	AOCI	Regulatory Asset	AOCI
	Millions of Dollars
Current Year Actuarial (Gain) Loss	$49	$3	$(42)	$(1)	$28	$1
Amortization of Actuarial Gain (Loss)	(3)	—	(8)	—	(7)	—

Total Recognized (Gain) Loss	$46	$3	$(50)	$(1)	$21	$1

	Other Retiree Benefits
	2014	2013	2012
	Regulatory Asset	Regulatory Asset	Regulatory Asset
	Millions of Dollars
Current Year Actuarial (Gain) Loss	$5	$(6)	$2

Schedule Of Weighted Average Assumptions Used To Determine Benefit Obligations At Year End Table

	Pension Benefits		Other Retiree Benefits
	2014	2013	2014	2013
Weighted-Average Assumptions Used to Determine Benefit Obligations as of December 31,
Discount Rate	4.1 - 4.2%	5.0% - 5.1%	3.9%	4.7%
Rate of Compensation Increase	3.0%	3.0%	N/A	N/A

Schedule Of Weighted Average Assumptions Used To Determine Net Periodic Benefit Cost Table

	Pension Benefits			Other Retiree Benefits
	2014	2013	2012	2014	2013	2012
Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost for Years Ended December 31,
Discount Rate	5.0% - 5.1%	4.1% - 4.1%	4.9% - 5.0%	4.7%	3.8%	4.7%
Rate of Compensation Increase	3.0%	3.0%	3.0%	N/A	N/A	N/A
Expected Return on Plan Assets	7.0%	7.0%	7.0%	7.0%	7.0%	7.0%

Schedule of Health Care Cost Trend Rates

Changes that may arise over time with regard to these assumptions and determinations will change amounts recorded in the future as net periodic benefit cost. The assumed health care cost trend rates follow:

	December 31,
	2014	2013
Health Care Cost Trend Rate Assumed for Next Year	6.7%	6.7%
Ultimate Health Care Cost Trend Rate Assumed	4.5%	4.5%
Year that the Rate Reaches the Ultimate Trend Rate	2027	2027

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates

Assumed health care cost trend rates significantly affect the amounts reported for health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects on the December 31, 2014, amounts:

	One Percentage Point Increase	One Percentage Point Decrease
	Millions of Dollars
Effect on Total Service and Interest Cost Components	$1	$1
Effect on Retiree Benefit Obligation	7	6

Schedule of Allocation of Plan Assets

We calculate the fair value of plan assets on December 31, the measurement date. Pension plan asset allocations, by asset category, on the measurement date were as follows:

	2014	2013
Asset Category
Equity Securities	48%	50%
Fixed Income Securities	43%	40%
Real Estate	7%	7%
Other	2%	3%

Total	100%	100%

FV Measurements of Pension Plan Assets by FV Hierarchy

The following tables set forth the fair value measurements of pension plan assets by level within the fair value hierarchy:

	Fair Value Measurements of Pension Assets December 31, 2014
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	Millions of Dollars
Asset Category
Cash Equivalents	$1	$—	$—	$1
Equity Securities:
United States Large Cap	—	82	—	82
United States Small Cap	—	17	—	17
Non-United States	—	61	—	61
Fixed Income	—	143	—	143
Real Estate	—	8	16	24
Private Equity	—	—	7	7

Total	$1	$311	$23	$335

	Fair Value Measurements of Pension Assets December 31, 2013
	Level 1	Level 2	Level 3	Total
	Millions of Dollars
Asset Category
Cash Equivalents	$1	$—	$—	$1
Equity Securities:
United States Large Cap	—	76	—	76
United States Small Cap	—	16	—	16
Non-United States	—	62	—	62
Fixed Income	—	124	—	124
Real Estate	—	7	14	21
Private Equity	—	—	7	7

Total	$1	$285	$21	$307

Target Allocation Percentages for Plan Assets

The current target allocation percentages for the major asset categories of the plan as of December 31, 2014 follow. Each plan allows a variance of +/- 2% from these targets before funds are automatically rebalanced.

	TEP Plans	VEBA Trust
Fixed Income	41%	38%
United States Large Cap	24%	39%
Non-United States Developed	15%	7%
Real Estate	8%	—%
United States Small Cap	5%	5%
Non-United States Emerging	5%	9%
Private Equity	2%	—%
Cash/Treasury Bills	—%	2%

Total	100%	100%

Schedule of Expected Benefit Payments

TEP expects the following benefit payments to be made by the defined benefit pension plans and other retiree benefit plan, which reflect future service, as appropriate.

	2015	2016	2017	2018	2019	2020-2024
	Millions of Dollars
Pension Benefits	$17	$17	$19	$20	$21	$121
Other Retiree Benefits	5	5	5	5	6	33